Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounts receivable, net
Subtotal			¥ 5,792,275		¥ 1,407,544
Less: allowance for doubtful accounts			(117,544)		(111,778)
Total	$ 186,125		5,674,731		1,295,766
Allowance for doubtful accounts:
Balance at beginning of the year		¥ (117,544)	(124,891)	¥ (46,209)
Provision for allowance during the year	$ (32,970)	(229,531)	(175,405)	(130,862)
Write-offs during the year		161,008	173,743	32,501
Balance at end of the year		(111,778)	(117,544)	(124,891)
Accounts receivable, net
Allowance for doubtful accounts:
Provision for allowance during the year		¥ (155,242)	(166,396)	¥ (111,183)
Other trade receivables
Accounts receivable, net
Subtotal			5,302,391		1,051,707
Collateralized accounts receivables			1,200,000		0
Delivery service providers
Accounts receivable, net
Subtotal			297,242		0
Others
Accounts receivable, net
Subtotal			¥ 192,642		¥ 355,837